LOSS BEFORE TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of loss before taxation [Abstract]
Disclosure of detailed information regarding adjustments to reconcile profitloss before tax [Text Block]

Loss before taxation has been arrived at after charging (crediting):

	2019	2018	2017
	US$’000	US$’000	US$’000

Depreciation of ships, drydocking and plant and equipment (Note 14)	17,529	14,095	17,975
Depreciation of other property, plant and equipment *	155	179	797
Amortisation of intangible assets *	29	17	908
Total depreciation and amortisation – owned assets	17,713	14,291	19,680

Depreciation of ships and ship equipment – right-of-use assets	30,449	-	-
Depreciation of property – right-of-use assets *	601	-	-
Total depreciation and amortisation – right-of-use assets	31,050	-	-

Total depreciation and amortisation	48,763	14,291	19,680

Impairment loss net of reversals recognised on financial assets	-	1,583	18
Net gain on disposal of businesses	-	(3,255)	-
Gain on deemed disposal of previously held joint venture interest	-	(213)	-
Cost of inventories recognised as expense (included in voyage expenses)	51,327	43,119	55,347
Expense recognised in respect of equity-settled share-based payments	3,156	2,297	472
Employee benefits expenses (including directors’ remuneration and share based payments)	19,336	20,283	19,349
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses	1,245	1,381	1,350

*	Included in administrative expenses